Retirement benefit plan, Actuarial Assumptions and Sensitivity Analysis (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumptions [Abstract]
Discount rate	0.20%	0.20%	0.90%
Rate of future increase in compensations	1.75%	1.75%	1.50%
Rate of future increase in current pensions	0.00%	0.00%	0.50%
Interest rate on retirement savings capital	0.50%	0.50%	0.90%
Mortality and disability rates	BVG 2020-CMI	BVG 2015-CMI	BVG 2015G
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 7,464	SFr 7,485	SFr 5,665	SFr 4,926
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount Rate [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 27,740	SFr 24,248
Decrease/(increase) from actual defined benefit obligation	2,473	2,376
Discount Rate [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	33,080	29,396
Decrease/(increase) from actual defined benefit obligation	(2,867)	(2,772)
Future Salary Increase [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	30,912	27,317
Decrease/(increase) from actual defined benefit obligation	(699)	(693)
Future Salary Increase [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	29,519	25,930
Decrease/(increase) from actual defined benefit obligation	694	694
Future Pension Cost [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	31,652	27,993
Decrease/(increase) from actual defined benefit obligation	(1,439)	(1,369)
Future Pension Cost [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	28,916	25,393
Decrease/(increase) from actual defined benefit obligation	1,297	1,231
Interest Rate on Savings Capital [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	31,070	27,447
Decrease/(increase) from actual defined benefit obligation	(857)	(823)
Interest Rate on Savings Capital [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	29,405	25,848
Decrease/(increase) from actual defined benefit obligation	SFr 808	SFr 776